Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001408970
AdvisorShares Athena High Dividend ETF (Prospectus Summary) | AdvisorShares Athena High Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ADVISORSHARES ATHENA HIGH DIVIDEND ETF (NYSE Arca Ticker: DIVI )
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AdvisorShares Athena High Dividend ETF (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	at least one year from the date of this Prospectus.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. The Fund is new and does not yet have a portfolio turnover rate.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If these fees and commissions were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing primarily in U.S. and foreign common stock of issuers of any capitalization range and American Depositary Receipts (“ADRs”) that provide investment exposure to global equity markets. To a lesser extent, the Fund may invest in affiliated and unaffiliated exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”; together with ETFs, “ETPs”), as well as real estate investment trusts (“REITs”), master limited partnerships, exchange-traded limited partnerships, and closed-end funds.

AthenaInvest Advisors LLC (the “Sub-Advisor”) manages the Fund’s portfolio based on its patented Behavioral Portfolio Management methodology. The Sub-Advisor starts by applying a quantitative behavioral screen that narrows the equity universe to securities held in large part by mutual funds the Sub-Advisor believes to be most consistently pursuing their investment strategy. The Sub-Advisor then narrows this universe by a high dividend yield criteria and selects positions for the portfolio based on the highest combined ranking of the two dimensions.

On a day-to-day basis, the Fund may hold money market instruments, cash, other cash equivalents, and ETPs that invest in these and other highly liquid instruments.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to a number of risks, as described below, that may affect the value of its shares, including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

American Depositary Receipt Risk. ADRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. In addition, investments in ADRs may be less liquid than the underlying securities in their primary trading market.

Closed-End Fund Risk. Secondary market trading prices of closed-end funds should be expected to fluctuate and such prices may be higher or lower than the net asset value (“NAV”) of a closed-end fund’s portfolio holdings. There can be no guarantee that shares of a closed-end held by the Fund will not trade at a persistent and ongoing discount. Nor can there be any guarantee that an active market in shares of closed-end funds held by the Fund will exist. The Fund may not be able to sell closed-end fund shares at a price equal to the NAV of the closed-end fund.

Equity Risk. The prices of equity securities in which the Fund holds positions may rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole.

Exchange-Traded Product Risk. The Fund may invest in certain ETPs. Through its positions in ETPs, the Fund will be subject to the risks associated with such ETPs’ investments, or reference assets in the case of ETNs, including the possibility that the value of the securities or instruments held by an ETP or an ETN’s reference assets could decrease (or increase in the case of short positions). An ETP’s lack of liquidity can result in its value being more volatile than the underlying portfolio investment or reference asset. In addition, certain of the ETPs may hold common portfolio positions, thereby reducing any diversification benefits.

Exchange-Traded Note Risk. ETNs are senior, unsecured unsubordinated debt securities issued by an underwriting bank that are designed to provide returns that are linked to a particular benchmark less investor fees. ETNs have a maturity date and, generally, are backed only by the creditworthiness of the issuer. As a result, the value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market ( e.g ., the commodities market), changes in the applicable interest rates, and changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced market. ETNs also may be subject to commodities market risk and credit risk.

Foreign Investment Risk. The Fund’s investments in securities of foreign issuers, including ADRs, may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Liquidity Risk. Liquidity risk exists when particular Fund investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices.

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease.

Premium-Discount Risk. The Fund’s shares may trade above or below their net asset value (“NAV”). The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility.

Real Estate Investment Trust Risk. The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

Trading Risk. Although the Fund’s shares are currently listed on the NYSE Arca (the “Exchange”), there can be no assurance that an active trading market for shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in view of the Exchange, make trading in shares inadvisable.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any fund, there is no guarantee that the Fund will achieve its investment objective.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess

A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisorshares.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
AdvisorShares Athena High Dividend ETF (Prospectus Summary) | AdvisorShares Athena High Dividend ETF | AdvisorShares Athena High Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.80%
DISTRIBUTION (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none
OTHER EXPENSES	rr_OtherExpensesOverAssets	0.62%	[1]
TOTAL ANNUAL OPERATING EXPENSES	rr_ExpensesOverAssets	1.42%
FEE WAIVER/EXPENSE REIMBURSEMENT	rr_FeeWaiverOrReimbursementOverAssets	0.43%	[2]
TOTAL ANNUAL OPERATING EXPENSES AFTER FEE WAIVER/EXPENSE REIMBURSEMENT	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 407

[1]	Because the Fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	AdvisorShares Investments, LLC (the “Advisor”) has contractually agreed to reduce its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.99% of the Fund’s average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement may be terminated, without payment of any penalty, (i) by the Trust for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period.